Business combinations (Acquisition from Huaneng Group) (Assets and liabilities arising from acquisitions) (Detail) ¥ in Thousands	Dec. 31, 2017 CNY (¥)
Shandong Power [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	¥ 16,319,629
Shandong Power [member] | Property, plant and equipment [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	41,366,757
Shandong Power [member] | Investment in associates and joint ventures [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	1,021,566
Shandong Power [member] | Available-for-sale financial assets [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	4,000
Shandong Power [member] | Land use rights [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	2,272,181
Shandong Power [member] | Deferred income tax assets [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	334,055
Shandong Power [member] | Other non-current assets [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	1,285,838
Shandong Power [member] | Bank balances and cash [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	1,621,276
Shandong Power [member] | Inventories [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	952,510
Shandong Power [member] | Trade receivables [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	2,509,641
Shandong Power [member] | Other receivables and other current assets [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	2,992,094
Shandong Power [member] | Long-term borrowings [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(15,647,367)
Shandong Power [member] | Deferred income tax liabilities [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(2,447,672)
Shandong Power [member] | Other non-current liabilities [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(1,688,306)
Shandong Power [member] | Short-term borrowings [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(8,082,200)
Shandong Power [member] | Tax payables [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(270,531)
Shandong Power [member] | Dividends payables [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(136,955)
Shandong Power [member] | Salary and welfare payables [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(41,667)
Shandong Power [member] | Payables and other liabilities [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(9,725,591)
Jilin Power [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	404,107
Jilin Power [member] | Property, plant and equipment [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	8,496,028
Jilin Power [member] | Investment in associates and joint ventures [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	0
Jilin Power [member] | Available-for-sale financial assets [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	100,895
Jilin Power [member] | Land use rights [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	228,173
Jilin Power [member] | Deferred income tax assets [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	323,522
Jilin Power [member] | Other non-current assets [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	213,589
Jilin Power [member] | Bank balances and cash [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	103,045
Jilin Power [member] | Inventories [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	89,333
Jilin Power [member] | Trade receivables [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	293,455
Jilin Power [member] | Other receivables and other current assets [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	2,393,835
Jilin Power [member] | Long-term borrowings [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(8,330,929)
Jilin Power [member] | Deferred income tax liabilities [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(214,642)
Jilin Power [member] | Other non-current liabilities [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(10,291)
Jilin Power [member] | Short-term borrowings [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(600,000)
Jilin Power [member] | Tax payables [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(10,311)
Jilin Power [member] | Dividends payables [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	0
Jilin Power [member] | Salary and welfare payables [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(2,969)
Jilin Power [member] | Payables and other liabilities [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(2,668,626)
Heilongjiang Power [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	2,570,630
Heilongjiang Power [member] | Property, plant and equipment [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	12,525,071
Heilongjiang Power [member] | Investment in associates and joint ventures [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	0
Heilongjiang Power [member] | Available-for-sale financial assets [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	0
Heilongjiang Power [member] | Land use rights [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	655,485
Heilongjiang Power [member] | Deferred income tax assets [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	10,404
Heilongjiang Power [member] | Other non-current assets [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	210,965
Heilongjiang Power [member] | Bank balances and cash [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	385,295
Heilongjiang Power [member] | Inventories [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	123,889
Heilongjiang Power [member] | Trade receivables [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	127,219
Heilongjiang Power [member] | Other receivables and other current assets [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	889,392
Heilongjiang Power [member] | Long-term borrowings [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(6,742,580)
Heilongjiang Power [member] | Deferred income tax liabilities [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(280,945)
Heilongjiang Power [member] | Other non-current liabilities [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(253,671)
Heilongjiang Power [member] | Short-term borrowings [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(1,920,000)
Heilongjiang Power [member] | Tax payables [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(54,302)
Heilongjiang Power [member] | Dividends payables [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	0
Heilongjiang Power [member] | Salary and welfare payables [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(22,462)
Heilongjiang Power [member] | Payables and other liabilities [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(3,083,130)
Zhongyuan Gas [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	22,382
Zhongyuan Gas [member] | Property, plant and equipment [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	1,381,060
Zhongyuan Gas [member] | Investment in associates and joint ventures [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	0
Zhongyuan Gas [member] | Available-for-sale financial assets [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	0
Zhongyuan Gas [member] | Land use rights [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	27,075
Zhongyuan Gas [member] | Deferred income tax assets [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	0
Zhongyuan Gas [member] | Other non-current assets [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	48
Zhongyuan Gas [member] | Bank balances and cash [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	222,939
Zhongyuan Gas [member] | Inventories [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	1,136
Zhongyuan Gas [member] | Trade receivables [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	124,636
Zhongyuan Gas [member] | Other receivables and other current assets [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	119,974
Zhongyuan Gas [member] | Long-term borrowings [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(1,200,000)
Zhongyuan Gas [member] | Deferred income tax liabilities [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(47,235)
Zhongyuan Gas [member] | Other non-current liabilities [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	0
Zhongyuan Gas [member] | Short-term borrowings [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	0
Zhongyuan Gas [member] | Tax payables [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(419)
Zhongyuan Gas [member] | Dividends payables [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	0
Zhongyuan Gas [member] | Salary and welfare payables [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(717)
Zhongyuan Gas [member] | Payables and other liabilities [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	¥ (606,115)